Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 22,993	$ 12,202
Short-term deposits	77,646	60,924
Restricted deposits	4,133	3,777
Prepaid expenses and other receivables	2,059	1,395
Total current assets	106,831	78,298
LONG-TERM ASSETS:
Long-term prepaid expenses	525	479
Property and equipment, net	19,127	19,661
Operating lease right-of-use assets	7,767	7,214
Total long-term assets	27,419	27,354
Total assets	134,250	105,652
CURRENT LIABILITIES:
Trade payables	3,165	3,868
Other payables and accrued expenses	5,151	5,508
Current maturities of operating lease liabilities	1,316	1,131
Total current liabilities	9,632	10,507
LONG-TERM LIABILITIES:
Long-term loan	6,804	6,352
Warrants liability	47,537	5,354
Operating lease liabilities	7,032	6,243
Deferred revenue	18,878
Deferred tax liability	312	97
Total long-term liabilities	80,563	18,046
Total liabilities	90,195	28,553
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares of no-par value per share – Authorized: 362,116,800 shares as of December 31, 2025 and June 30, 2026; Issued and outstanding: 88,009,737 and 92,332,873 shares as of December 31, 2025 and June 30, 2026, respectively
Additional paid-in capital	302,943	267,235
Accumulated deficit	(258,888)	(190,136)
Total shareholders’ equity	44,055	77,099
Total liabilities and shareholders’ equity	$ 134,250	$ 105,652